Income Taxes Tax Credit Carryforwards (Details) (U.S. Foreign Tax Credit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
U.S. Foreign Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount	$ 1.4